Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
Property and equipment consists of the following (in millions):

	As of December 31,
	2011	2010
Land	$66.9	$63.4
Buildings	901.4	885.6
Leasehold improvements	59.6	43.1
Furniture, fixtures, and equipment	313.0	300.2
	1,340.9	1,292.3
Less: Accumulated depreciation and amortization	(686.9)	(674.3)
	654.0	618.0
Construction in progress	10.4	14.9
Property and equipment, net	$664.4	$632.9

Fully Depreciated Assets and Assets Under Capital Lease Obligations
Information related to fully depreciated assets and assets under capital lease obligations is as follows (in millions):

	As of December 31,
	2011	2010
Fully depreciated assets	$221.9	$200.8
Assets under capital lease obligations:
Buildings	$161.5	$197.2
Equipment	0.2	0.2
	161.7	197.4
Accumulated amortization	(100.3)	(124.9)
Assets under capital lease obligations, net	$61.4	$72.5

Depreciation Expense, Amortization Expense Relating to Assets Under Capital Lease Obligations, Interest Capitalized, and Rent Expense Under Operating Leases
The amount of depreciation expense, amortization expense relating to assets under capital lease obligations, interest capitalized, and rent expense under operating leases is as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Depreciation expense	$52.5	$48.1	$43.4
Amortization expense	$11.1	$12.1	$12.3
Interest capitalized	$0.5	$0.4	$—
Rent expense:
Minimum rent payments	$38.5	$39.9	$33.2
Contingent and other rents	24.2	18.8	24.8
Other	4.2	4.7	4.2
Total rent expense	$66.9	$63.4	$62.2

Schedule of Accrued Straight-Line Rent
The excess of cumulative rent expense (recognized on a straight-line basis) over cumulative rent payments made on leases with fixed escalation terms is recognized as straight-line rental accrual and is included in Other long-term liabilities in the accompanying consolidated balance sheets, as follows (in millions):

	As of December 31,
	2011	2010
Straight-line rental accrual	$7.8	$8.0

Schedule of Future Minimum Lease Payments
Future minimum lease payments at December 31, 2011, for those leases having an initial or remaining non-cancelable lease term in excess of one year, are as follows (in millions):

Year Ending December 31,	Operating Leases	Capital Lease Obligations	Total
2012	$41.1	$16.2	$57.3
2013	38.4	15.0	53.4
2014	32.5	10.5	43.0
2015	28.1	8.9	37.0
2016	22.6	8.6	31.2
2017 and thereafter	106.7	59.7	166.4
	$269.4	118.9	$388.3
Less: Interest portion		(43.0)
Obligations under capital leases		$75.9